UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	04-30-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® Income Portfolio

April 30, 2010

LIVESTRONG Income Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 39.9%
NT Equity Growth Fund Institutional Class	3,123,578	$ 28,362,086
NT Growth Fund Institutional Class	1,326,644	14,341,022
NT Large Company Value Fund Institutional Class	2,950,707	24,048,263
NT Mid Cap Value Fund Institutional Class	890,875	8,971,108
NT Small Company Fund Institutional Class	579,475	4,508,313
NT Vista Fund Institutional Class	612,075	5,557,643
Real Estate Fund Institutional Class	139,261	2,367,432
		88,155,867
DOMESTIC FIXED INCOME FUNDS ― 38.3%
High-Yield Fund Institutional Class	1,402,102	8,426,635
Inflation-Adjusted Bond Fund Institutional Class	1,432,863	16,936,436
NT Diversified Bond Fund Institutional Class	5,582,125	59,170,521
		84,533,592
MONEY MARKET FUNDS ― 9.9%
Premium Money Market Fund Investor Class	21,919,905	21,919,905
INTERNATIONAL FIXED INCOME FUNDS ― 7.0%
International Bond Fund Institutional Class	1,100,557	15,341,758
INTERNATIONAL EQUITY FUNDS ― 4.9%
NT International Growth Fund Institutional Class	1,234,540	10,789,876
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $192,978,511)		220,740,998
OTHER ASSETS AND LIABILITIES(2)		(12,142)
TOTAL NET ASSETS — 100.0%		$220,728,856

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG Income Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of April 30, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional details on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$203,459,508
Gross tax appreciation of investments	$ 17,460,345
Gross tax depreciation of investments	(178,855)
Net tax appreciation (depreciation) of investments	$ 17,281,490

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG Income Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2010 follows:

	April 30, 2010
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	2,787,244	$ 6,030,470	$ 3,538,872	$(216,251)	$ 242,881	3,123,578	$ 28,362,086
NT Growth Fund Institutional Class	1,191,828	2,566,883	1,266,894	6,797	56,084	1,326,644	14,341,022
NT Large Company Value Fund Institutional Class	2,563,045	5,222,895	2,270,142	75,961	278,321	2,950,707	24,048,263
NT Mid Cap Value Fund Institutional Class	826,168	1,414,880	873,495	(21,704)	94,254	890,875	8,971,108
NT Small Company Fund Institutional Class	545,562	814,817	582,922	45,473	17,111	579,475	4,508,313
NT Vista Fund Institutional Class	531,826	1,132,281	506,908	(3,313)	530	612,075	5,557,643
Real Estate Fund Institutional Class	138,750	339,789	316,697	32,706	28,988	139,261	2,367,432
High-Yield Fund Institutional Class	1,118,004	1,860,120	263,259	(25,622)	473,157	1,402,102	8,426,635
Inflation-Adjusted Bond Fund Institutional Class	1,050,025	4,913,142	510,730	1,181	248,208	1,432,863	16,936,436
NT Diversified Bond Fund Institutional Class	3,920,806	20,876,705	3,430,427	(16,886)	1,486,547	5,582,125	59,170,521
Premium Money Market Fund Investor Class	15,019,816	7,663,334	763,245	–	13,791	21,919,905	21,919,905
International Bond Fund Institutional Class	761,308	5,506,670	576,552	1,533	540,020	1,100,557	15,341,758
NT International Growth Fund Institutional Class	1,102,468	2,885,050	1,664,876	131,341	131,110	1,234,540	10,789,876
		$61,227,036	$16,565,019	$ 11,216	$3,611,002		$220,740,998

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2015 Portfolio

April 30, 2010

LIVESTRONG 2015 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 42.8%
NT Equity Growth Fund Institutional Class	6,992,147	$ 63,488,691
NT Growth Fund Institutional Class	3,572,668	38,620,543
NT Large Company Value Fund Institutional Class	6,915,070	56,357,824
NT Mid Cap Value Fund Institutional Class	2,372,202	23,888,070
NT Small Company Fund Institutional Class	1,301,767	10,127,750
NT Vista Fund Institutional Class	1,929,214	17,517,267
Real Estate Fund Institutional Class	384,489	6,536,310
		216,536,455
DOMESTIC FIXED INCOME FUNDS ― 36.9%
High-Yield Fund Institutional Class	3,137,450	18,856,072
Inflation-Adjusted Bond Fund Institutional Class	3,169,676	37,465,576
NT Diversified Bond Fund Institutional Class	12,300,638	130,386,762
		186,708,410
MONEY MARKET FUNDS ― 7.5%
Premium Money Market Fund Investor Class	37,989,229	37,989,229
INTERNATIONAL EQUITY FUNDS ― 6.7%
NT Emerging Markets Fund Institutional Class	519,212	4,870,209
NT International Growth Fund Institutional Class	3,305,969	28,894,171
		33,764,380
INTERNATIONAL FIXED INCOME FUNDS ― 6.1%
International Bond Fund Institutional Class	2,189,637	30,523,534
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $458,166,857)		505,522,008
OTHER ASSETS AND LIABILITIES(2)		9,004
TOTAL NET ASSETS — 100.0%		$505,531,012

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG 2015 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of April 30, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1.  The Schedule of Investments provides additional details on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$476,201,503
Gross tax appreciation of investments	$ 29,554,581
Gross tax depreciation of investments	(234,076)
Net tax appreciation (depreciation) of investments	$ 29,320,505

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2015 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2010 follows:

	April 30, 2010
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	5,557,150	$ 14,500,905	$ 3,162,353	$ (766,457)	$ 506,542	6,992,147	$ 63,488,691
NT Growth Fund Institutional Class	3,048,884	8,103,561	3,031,852	(131,641)	143,291	3,572,668	38,620,543
NT Large Company Value Fund Institutional Class	5,426,807	13,866,295	3,379,406	(959,919)	607,236	6,915,070	56,357,824
NT Mid Cap Value Fund Institutional Class	2,141,941	4,393,280	2,637,850	(343,414)	243,550	2,372,202	23,888,070
NT Small Company Fund Institutional Class	1,128,158	1,824,637	1,074,271	(360,984)	36,570	1,301,767	10,127,750
NT Vista Fund Institutional Class	1,643,618	3,497,452	1,531,326	(336,071)	1,612	1,929,214	17,517,267
Real Estate Fund Institutional Class	367,873	1,118,019	1,080,554	(152,058)	78,541	384,489	6,536,310
High-Yield Fund Institutional Class	2,206,883	5,535,481	200,563	(25,499)	976,712	3,137,450	18,856,072
Inflation-Adjusted Bond Fund Institutional Class	2,088,019	12,840,215	371,161	(520)	514,012	3,169,676	37,465,576
NT Diversified Bond Fund Institutional Class	7,755,907	49,950,365	2,175,194	(13,189)	3,056,151	12,300,638	130,386,762
Premium Money Market Fund Investor Class	21,866,634	16,379,074	256,479	–	20,714	37,989,229	37,989,229
NT Emerging Markets Fund Institutional Class	599,683	1,199,015	1,749,780	170,209	6,476	519,212	4,870,209
NT International Growth Fund Institutional Class	2,761,408	8,345,598	4,466,198	(724,692)	327,412	3,305,969	28,894,171
International Bond Fund Institutional Class	1,320,292	12,995,379	380,827	(3,936)	959,867	2,189,637	30,523,534
		$154,549,276	$25,497,814	$(3,648,171)	$7,478,686		$505,522,008

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2020 Portfolio

April 30, 2010

LIVESTRONG 2020 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 45.6%
NT Equity Growth Fund Institutional Class	3,250,745	$ 29,516,763
NT Growth Fund Institutional Class	1,956,609	21,150,945
NT Large Company Value Fund Institutional Class	3,341,575	27,233,838
NT Mid Cap Value Fund Institutional Class	1,328,748	13,380,497
NT Small Company Fund Institutional Class	711,482	5,535,330
NT Vista Fund Institutional Class	1,192,180	10,824,996
Real Estate Fund Institutional Class	223,550	3,800,352
		111,442,721
DOMESTIC FIXED INCOME FUNDS ― 35.5%
High-Yield Fund Institutional Class	1,439,892	8,653,752
Inflation-Adjusted Bond Fund Institutional Class	1,474,060	17,423,392
NT Diversified Bond Fund Institutional Class	5,725,434	60,689,602
		86,766,746
INTERNATIONAL EQUITY FUNDS ― 8.9%
NT Emerging Markets Fund Institutional Class	576,502	5,407,586
NT International Growth Fund Institutional Class	1,877,313	16,407,716
		21,815,302
INTERNATIONAL FIXED INCOME FUNDS ― 5.0%
International Bond Fund Institutional Class	883,979	12,322,669
MONEY MARKET FUNDS ― 5.0%
Premium Money Market Fund Investor Class	12,252,623	12,252,623
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $214,761,414)		244,600,061
OTHER ASSETS AND LIABILITIES(2)		(12,191)
TOTAL NET ASSETS — 100.0%		$244,587,870

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG 2020 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of April 30, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional details on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$217,125,978
Gross tax appreciation of investments	$ 27,817,341
Gross tax depreciation of investments	(343,258)
Net tax appreciation (depreciation) of investments	$ 27,474,083

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2020 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2010 follows:

	April 30, 2010
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	1,970,129	$ 11,759,112	$ 1,112,806	$ 4,261	$ 214,275	3,250,745	$ 29,516,763
NT Growth Fund Institutional Class	1,274,756	8,173,148	1,477,534	42,047	70,375	1,956,609	21,150,945
NT Large Company Value Fund Institutional Class	2,008,361	11,167,158	1,053,965	14,417	267,113	3,341,575	27,233,838
NT Mid Cap Value Fund Institutional Class	852,435	4,752,058	505,605	14,129	118,456	1,328,748	13,380,497
NT Small Company Fund Institutional Class	510,117	1,733,578	407,379	6,496	17,489	711,482	5,535,330
NT Vista Fund Institutional Class	714,014	4,352,498	510,989	(4,904)	896	1,192,180	10,824,996
Real Estate Fund Institutional Class	159,305	1,128,219	266,395	13,827	40,917	223,550	3,800,352
High-Yield Fund Institutional Class	754,254	4,059,220	121,453	(147)	405,640	1,439,892	8,653,752
Inflation-Adjusted Bond Fund Institutional Class	708,859	9,203,926	383,966	(4,382)	214,540	1,474,060	17,423,392
NT Diversified Bond Fund Institutional Class	2,664,978	34,752,148	2,588,290	(17,662)	1,283,359	5,725,434	60,689,602
NT Emerging Markets Fund Institutional Class	389,234	2,187,140	498,733	35,770	7,018	576,502	5,407,586
NT International Growth Fund Institutional Class	1,162,977	7,470,880	1,381,958	67,048	166,096	1,877,313	16,407,716
International Bond Fund Institutional Class	370,258	7,730,110	244,108	(5,203)	301,009	883,979	12,322,669
Premium Money Market Fund Investor Class	5,659,565	6,775,804	182,746	–	6,005	12,252,623	12,252,623
		$115,244,999	$10,735,927	$165,697	$3,113,188		$244,600,061

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2025 Portfolio

April 30, 2010

LIVESTRONG 2025 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 49.6%
NT Equity Growth Fund Institutional Class	9,195,546	$ 83,495,559
NT Growth Fund Institutional Class	6,511,114	70,385,140
NT Large Company Value Fund Institutional Class	9,675,118	78,852,215
NT Mid Cap Value Fund Institutional Class	3,517,387	35,420,086
NT Small Company Fund Institutional Class	2,850,588	22,177,573
NT Vista Fund Institutional Class	3,683,112	33,442,660
Real Estate Fund Institutional Class	724,998	12,324,958
		336,098,191
DOMESTIC FIXED INCOME FUNDS ― 32.0%
High-Yield Fund Institutional Class	3,576,110	21,492,419
Inflation-Adjusted Bond Fund Institutional Class	3,663,362	43,300,942
NT Diversified Bond Fund Institutional Class	14,329,132	151,888,798
		216,682,159
INTERNATIONAL EQUITY FUNDS ― 10.9%
NT Emerging Markets Fund Institutional Class	1,951,689	18,306,846
NT International Growth Fund Institutional Class	6,388,249	55,833,294
		74,140,140
MONEY MARKET FUNDS ― 5.0%
Premium Money Market Fund Investor Class	33,917,640	33,917,640
INTERNATIONAL FIXED INCOME FUNDS ― 2.5%
International Bond Fund Institutional Class	1,212,768	16,905,982
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $612,466,794)		677,744,112
OTHER ASSETS AND LIABILITIES(2)		(30,429)
TOTAL NET ASSETS — 100.0%		$677,713,683

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)    Category is less than 0.05% of total net assets.

LIVESTRONG 2025 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of April 30, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional details on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$635,055,284
Gross tax appreciation of investments	$43,280,226
Gross tax depreciation of investments	(591,398)
Net tax appreciation (depreciation) of investments	$42,688,828

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2025 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2010 follows:

July 31, 2009			April 30, 2010
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	7,648,927	$ 14,903,340	$ 2,520,548	$ (678,659)	$ 678,909	9,195,546	$83,495,559
NT Growth Fund Institutional Class	5,769,287	12,738,380	5,878,657	(541,830)	261,941	6,511,114	70,385,140
NT Large Company Value Fund Institutional Class	7,968,242	16,604,053	5,137,882	(1,620,194)	868,630	9,675,118	78,852,215
NT Mid Cap Value Fund Institutional Class	3,096,495	5,134,689	1,586,578	(277,392)	360,345	3,517,387	35,420,086
NT Small Company Fund Institutional Class	2,718,383	2,567,486	2,629,600	(919,453)	85,244	2,850,588	22,177,573
NT Vista Fund Institutional Class	3,018,698	5,968,419	812,528	(197,169)	3,115	3,683,112	33,442,660
Real Estate Fund Institutional Class	703,700	1,551,163	2,080,219	(772,054)	149,282	724,998	12,324,958
High-Yield Fund Institutional Class	2,529,543	6,085,172	65,613	(9,076)	1,118,885	3,576,110	21,492,419
Inflation-Adjusted Bond Fund Institutional Class	2,456,206	14,035,044	116,879	(29)	596,210	3,663,362	43,300,942
NT Diversified Bond Fund Institutional Class	9,068,819	57,078,904	1,760,154	(13,013)	3,561,378	14,329,132	151,888,798
NT Emerging Markets Fund Institutional Class	1,813,244	3,738,815	3,072,204	(647,554)	23,927	1,951,689	18,306,846
NT International Growth Fund Institutional Class	5,378,530	14,311,783	7,198,426	(1,418,183)	631,337	6,388,249	55,833,294
Premium Money Market Fund Investor Class	21,493,826	12,518,013	94,199	–	19,847	33,917,640	33,917,640
International Bond Fund Institutional Class	625,811	8,687,141	38,461	(725)	478,402	1,212,768	16,905,982
		$175,922,402	$32,991,948	$(7,095,331)	$8,837,452		$677,744,112

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2030 Portfolio

April 30, 2010

LIVESTRONG 2030 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 53.9%
NT Equity Growth Fund Institutional Class	2,784,318	$ 25,281,605
NT Growth Fund Institutional Class	2,348,489	25,387,167
NT Large Company Value Fund Institutional Class	3,117,104	25,404,400
NT Mid Cap Value Fund Institutional Class	1,062,240	10,696,761
NT Small Company Fund Institutional Class	1,122,441	8,732,591
NT Vista Fund Institutional Class	1,163,506	10,564,634
Real Estate Fund Institutional Class	249,849	4,247,432
		110,314,590
DOMESTIC FIXED INCOME FUNDS ― 28.4%
High-Yield Fund Institutional Class	963,746	5,792,115
Inflation-Adjusted Bond Fund Institutional Class	986,614	11,661,772
NT Diversified Bond Fund Institutional Class	3,837,011	40,672,322
		58,126,209
INTERNATIONAL EQUITY FUNDS ― 12.7%
NT Emerging Markets Fund Institutional Class	701,564	6,580,667
NT International Growth Fund Institutional Class	2,229,092	19,482,261
		26,062,928
MONEY MARKET FUNDS ― 5.0%
Premium Money Market Fund Investor Class	10,280,417	10,280,417
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $176,418,430)		204,784,144
OTHER ASSETS AND LIABILITIES(2)		(7,461)
TOTAL NET ASSETS — 100.0%		$204,776,683

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)   Category is less than 0.05% of total net assets.

LIVESTRONG 2030 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of April 30, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional details on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$178,305,490
Gross tax appreciation of investments	$26,478,654
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$26,478,654

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2030 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2010 follows:

July 31, 2009 April 30, 2010
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	1,610,477	$10,450,232	$ 668,537	$ 5,183	$ 179,436	2,784,318	$ 25,281,605
NT Growth Fund Institutional Class	1,380,021	10,504,174	982,004	7,676	83,633	2,348,489	25,387,167
NT Large Company Value Fund Institutional Class	1,748,426	11,154,730	741,612	6,318	242,213	3,117,104	25,404,400
NT Mid Cap Value Fund Institutional Class	669,431	4,077,343	571,548	9,570	93,323	1,062,240	10,696,761
NT Small Company Fund Institutional Class	681,259	3,219,961	324,676	3,289	25,020	1,122,441	8,732,591
NT Vista Fund Institutional Class	685,954	4,084,795	219,836	(1,658)	858	1,163,506	10,564,634
Real Estate Fund Institutional Class	165,791	1,445,032	301,308	12,388	44,161	249,849	4,247,432
High-Yield Fund Institutional Class	461,025	2,969,938	80,928	(244)	263,708	963,746	5,792,115
Inflation-Adjusted Bond Fund Institutional Class	441,440	6,395,377	101,509	(513)	144,003	986,614	11,661,772
NT Diversified Bond Fund Institutional Class	1,645,852	23,649,073	603,617	(3,299)	839,860	3,837,011	40,672,322
NT Emerging Markets Fund Institutional Class	475,805	3,107,785	1,056,572	62,878	8,336	701,564	6,580,667
NT International Growth Fund Institutional Class	1,239,635	9,778,051	1,313,006	57,294	192,668	2,229,092	19,482,261
Premium Money Market Fund Investor Class	3,994,174	6,378,121	91,878	–	4,486	10,280,417	10,280,417
		$97,214,612	$7,057,031	$158,882	$2,121,705		$204,784,144

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2035 Portfolio

April 30, 2010

LIVESTRONG 2035 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 59.1%
NT Equity Growth Fund Institutional Class	6,221,099	$ 56,487,580
NT Growth Fund Institutional Class	5,237,520	56,617,592
NT Large Company Value Fund Institutional Class	6,980,429	56,890,497
NT Mid Cap Value Fund Institutional Class	2,632,265	26,506,912
NT Small Company Fund Institutional Class	2,287,019	17,793,007
NT Vista Fund Institutional Class	2,881,305	26,162,250
Real Estate Fund Institutional Class	586,116	9,963,969
		250,421,807
DOMESTIC FIXED INCOME FUNDS ― 24.5%
High-Yield Fund Institutional Class	1,715,689	10,311,292
Inflation-Adjusted Bond Fund Institutional Class	1,756,774	20,765,073
NT Diversified Bond Fund Institutional Class	6,886,972	73,001,906
		104,078,271
INTERNATIONAL EQUITY FUNDS ― 13.9%
NT Emerging Markets Fund Institutional Class	1,881,021	17,643,976
NT International Growth Fund Institutional Class	4,727,602	41,319,246
		58,963,222
MONEY MARKET FUNDS ― 2.5%
Premium Money Market Fund Investor Class	10,628,801	10,628,801
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $383,636,647)		424,092,101
OTHER ASSETS AND LIABILITIES(2)		66,351
TOTAL NET ASSETS — 100.0%		$424,079,102

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)    Category is less than 0.05% of total net assets.

LIVESTRONG 2035 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of April 30, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional details on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$397,643,702
Gross tax appreciation of investments	$26,448,399
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$26,448,399

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2035 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2010 follows:

	July 31, 2009					April 30, 2010
Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	4,750,635	$ 13,731,470	$ 1,927,772	$ (530,334)	$ 444,881	6,221,099	$56,487,580
NT Growth Fund Institutional Class	4,071,949	13,708,982	2,548,423	(358,223)	204,467	5,237,520	56,617,592
NT Large Company Value Fund Institutional Class	5,155,073	15,611,890	2,505,367	(842,008)	601,417	6,980,429	56,890,497
NT Mid Cap Value Fund Institutional Class	2,164,783	5,722,448	1,888,272	(382,905)	260,347	2,632,265	26,506,912
NT Small Company Fund Institutional Class	1,819,959	3,864,062	1,190,042	(392,975)	61,546	2,287,019	17,793,007
NT Vista Fund Institutional Class	2,216,542	5,807,760	570,393	(150,646)	2,349	2,881,305	26,162,250
Real Estate Fund Institutional Class	508,499	1,792,992	1,402,796	(636,403)	115,296	586,116	9,963,969
High-Yield Fund Institutional Class	1,094,665	3,589,521	21,468	(2,815)	515,547	1,715,689	10,311,292
Inflation-Adjusted Bond Fund Institutional Class	1,029,010	8,439,926	37,312	2	276,362	1,756,774	20,765,073
NT Diversified Bond Fund Institutional Class	3,846,878	32,185,814	203,315	(968)	1,638,951	6,886,972	73,001,906
NT Emerging Markets Fund Institutional Class	1,582,020	4,568,146	2,680,018	(786,551)	22,837	1,881,021	17,643,976
NT International Growth Fund Institutional Class	3,572,561	13,255,543	4,512,421	(1,025,900)	452,378	4,727,602	41,319,246
Premium Money Market Fund Investor Class	4,854,883	5,790,127	16,209	–	4,985	10,628,801	10,628,801
		$128,068,681	$19,503,808	$(5,109,726)	$4,601,363		$424,092,101

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2040 Portfolio

April 30, 2010

LIVESTRONG 2040 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 64.1%
NT Equity Growth Fund Institutional Class	1,615,295	$ 14,666,878
NT Growth Fund Institutional Class	1,362,487	14,728,481
NT Large Company Value Fund Institutional Class	1,808,344	14,738,001
NT Mid Cap Value Fund Institutional Class	733,846	7,389,831
NT Small Company Fund Institutional Class	528,495	4,111,691
NT Vista Fund Institutional Class	802,113	7,283,184
Real Estate Fund Institutional Class	156,636	2,662,815
		65,580,881
DOMESTIC FIXED INCOME FUNDS ― 20.4%
High-Yield Fund Institutional Class	344,033	2,067,636
Inflation-Adjusted Bond Fund Institutional Class	352,366	4,164,965
NT Diversified Bond Fund Institutional Class	1,378,562	14,612,761
		20,845,362
INTERNATIONAL EQUITY FUNDS ― 15.5%
NT Emerging Markets Fund Institutional Class	567,633	5,324,401
NT International Growth Fund Institutional Class	1,202,477	10,509,650
		15,834,051
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $87,531,313)		102,260,294
OTHER ASSETS AND LIABILITIES(2)		(2,188)
TOTAL NET ASSETS — 100.0%		$102,258,106

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG 2040 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of April 30, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional details on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$88,313,679
Gross tax appreciation of investments	$13,946,615
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$13,946,615

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2040 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2010 follows:

	April 30, 2010
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	747,682	$ 7,318,844	$ 93,486	$ (607)	$ 97,049	1,615,295	$ 14,666,878
NT Growth Fund Institutional Class	625,447	7,350,195	96,614	(272)	44,641	1,362,487	14,728,481
NT Large Company Value Fund Institutional Class	792,721	7,812,728	82,739	(311)	130,466	1,808,344	14,738,001
NT Mid Cap Value Fund Institutional Class	351,915	3,491,723	86,706	587	58,541	733,846	7,389,831
NT Small Company Fund Institutional Class	255,667	1,841,886	46,208	76	10,398	528,495	4,111,691
NT Vista Fund Institutional Class	360,843	3,671,900	88,817	(924)	545	802,113	7,283,184
Real Estate Fund Institutional Class	82,564	1,069,867	69,747	1,631	25,865	156,636	2,662,815
High-Yield Fund Institutional Class	135,139	1,209,354	9,122	(59)	88,285	344,033	2,067,636
Inflation-Adjusted Bond Fund Institutional Class	127,038	2,616,802	18,095	10	46,877	352,366	4,164,965
NT Diversified Bond Fund Institutional Class	477,499	9,540,597	66,818	(120)	280,359	1,378,562	14,612,761
NT Emerging Markets Fund Institutional Class	283,654	2,791,218	275,373	8,596	6,645	567,633	5,324,401
NT International Growth Fund Institutional Class	531,961	6,186,839	488,560	6,727	95,971	1,202,477	10,509,650
		$54,901,953	$1,422,285	$15,334	$885,642		$102,260,294

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2045 Portfolio

April 30, 2010

LIVESTRONG 2045 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 66.0%
NT Equity Growth Fund Institutional Class	3,742,217	$33,979,327
NT Growth Fund Institutional Class	3,156,644	34,123,317
NT Large Company Value Fund Institutional Class	4,260,708	34,724,767
NT Mid Cap Value Fund Institutional Class	1,673,476	16,851,905
NT Small Company Fund Institutional Class	1,357,964	10,564,960
NT Vista Fund Institutional Class	1,838,872	16,696,956
Real Estate Fund Institutional Class	394,311	6,703,284
		153,644,516
DOMESTIC FIXED INCOME FUNDS ― 18.1%
High-Yield Fund Institutional Class	685,436	4,119,469
Inflation-Adjusted Bond Fund Institutional Class	701,821	8,295,521
NT Diversified Bond Fund Institutional Class	2,794,351	29,620,118
		42,035,108
INTERNATIONAL EQUITY FUNDS ― 15.9%
NT Emerging Markets Fund Institutional Class	1,478,888	13,871,967
NT International Growth Fund Institutional Class	2,658,796	23,237,881
		37,109,848
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $214,262,846)		232,789,472
OTHER ASSETS AND LIABILITIES(2)		(4,570)
TOTAL NET ASSETS — 100.0%		$232,784,902

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG 2045 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of April 30, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional details on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$223,900,107
Gross tax appreciation of investments	$ 8,889,365
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 8,889,365

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2045 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2010 follows:

	April 30, 2010
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	2,764,185	$8,642,268	$582,155	$(161,084)	$263,022	3,742,217	$33,979,327
NT Growth Fund Institutional Class	2,369,786	8,639,926	977,206	(147,347)	121,647	3,156,644	34,123,317
NT Large Company Value Fund Institutional Class	3,049,782	9,913,248	965,316	(317,383)	361,784	4,260,708	34,724,767
NT Mid Cap Value Fund Institutional Class	1,309,619	3,673,817	526,752	(136,649)	162,066	1,673,476	16,851,905
NT Small Company Fund Institutional Class	1,129,878	2,010,911	746,909	(244,018)	37,175	1,357,964	10,564,960
NT Vista Fund Institutional Class	1,341,136	4,367,113	444,631	(124,195)	1,472	1,838,872	16,696,956
Real Estate Fund Institutional Class	335,863	1,286,253	965,564	(470,818)	76,182	394,311	6,703,284
High-Yield Fund Institutional Class	438,751	1,468,642	55,219	(6,913)	205,387	685,436	4,119,469
Inflation-Adjusted Bond Fund Institutional Class	412,461	3,434,863	96,686	(62)	110,165	701,821	8,295,521
NT Diversified Bond Fund Institutional Class	1,562,796	13,700,331	749,114	(5,066)	661,381	2,794,351	29,620,118
NT Emerging Markets Fund Institutional Class	1,262,828	4,094,425	2,916,132	(754,601)	17,400	1,478,888	13,871,967
NT International Growth Fund Institutional Class	1,938,885	7,545,232	1,913,291	(481,734)	252,710	2,658,796	23,237,881
		$68,777,029	$10,938,975	$(2,849,870)	$2,270,391		$232,789,472

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2050 Portfolio

April 30, 2010

LIVESTRONG 2050 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 68.7%
NT Equity Growth Fund Institutional Class	485,930	$4,412,244
NT Growth Fund Institutional Class	409,865	4,430,642
NT Large Company Value Fund Institutional Class	552,953	4,506,568
NT Mid Cap Value Fund Institutional Class	216,723	2,182,402
NT Small Company Fund Institutional Class	187,248	1,456,787
NT Vista Fund Institutional Class	238,756	2,167,907
Real Estate Fund Institutional Class	53,722	913,281
		20,069,831
INTERNATIONAL EQUITY FUNDS ― 16.0%
NT Emerging Markets Fund Institutional Class	201,423	1,889,348
NT International Growth Fund Institutional Class	318,689	2,785,340
		4,674,688
DOMESTIC FIXED INCOME FUNDS ― 15.3%
High-Yield Fund Institutional Class	73,644	442,602
Inflation-Adjusted Bond Fund Institutional Class	75,341	890,530
NT Diversified Bond Fund Institutional Class	294,738	3,124,223
		4,457,355
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $25,591,168)		29,201,874
OTHER ASSETS AND LIABILITIES(2)		(375)
TOTAL NET ASSETS — 100.0%		$29,201,499

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG 2050 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of April 30, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional details on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$25,937,822
Gross tax appreciation of investments	$ 3,264,052
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 3,264,052

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2050 Portfolio – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2010 follows:

	April 30, 2010
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	143,676	$3,107,414	$251,283	$(10,189)	$24,513	485,930	$4,412,244
NT Growth Fund Institutional Class	123,025	3,106,118	271,647	(3,100)	10,762	409,865	4,430,642
NT Large Company Value Fund Institutional Class	158,713	3,272,575	267,840	(7,215)	33,821	552,953	4,506,568
NT Mid Cap Value Fund Institutional Class	68,107	1,463,390	131,371	(1,138)	14,160	216,723	2,182,402
NT Small Company Fund Institutional Class	59,816	943,368	100,982	(4,918)	2,814	187,248	1,456,787
NT Vista Fund Institutional Class	70,010	1,514,025	137,767	(6,216)	129	238,756	2,167,907
Real Estate Fund Institutional Class	18,270	566,187	80,431	255	7,419	53,722	913,281
NT Emerging Markets Fund Institutional Class	65,640	1,367,032	163,599	764	2,205	201,423	1,889,348
NT International Growth Fund Institutional Class	92,205	2,108,047	188,246	(3,473)	20,642	318,689	2,785,340
High-Yield Fund Institutional Class	19,414	329,942	17,285	11	16,502	73,644	442,602
Inflation-Adjusted Bond Fund Institutional Class	18,277	698,373	41,039	(133)	8,353	75,341	890,530
NT Diversified Bond Fund Institutional Class	68,273	2,588,729	210,230	(956)	51,992	294,738	3,124,223
		$21,065,200	$1,861,720	$(36,308)	$193,312		$29,201,874

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Conservative

April 30, 2010

One Choice Portfolio: Very Conservative – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS ― 43.3%
Diversified Bond Fund Investor Class	4,752,779	$ 50,997,319
Inflation-Adjusted Bond Fund Investor Class	1,314,800	15,540,932
		66,538,251
DOMESTIC EQUITY FUNDS ― 23.9%
Equity Growth Fund Investor Class	342,841	6,764,247
Growth Fund Investor Class	192,939	4,534,066
Large Company Value Fund Investor Class	2,118,896	11,272,529
Real Estate Fund Investor Class	189,003	3,207,383
Small Company Fund Investor Class	217,742	1,541,611
Value Fund Investor Class	1,306,880	7,161,704
Vista Fund Investor Class(2)	154,469	2,270,696
		36,752,236
MONEY MARKET FUNDS ― 22.8%
Prime Money Market Fund Investor Class	34,915,817	34,915,817
INTERNATIONAL FIXED INCOME FUNDS ― 10.0%
International Bond Fund Investor Class	1,101,412	15,353,677
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $141,306,014)		153,559,981
OTHER ASSETS AND LIABILITIES(3)		(10,289)
TOTAL NET ASSETS — 100.0%		$153,549,692

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Very Conservative – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of April 30, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional details on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$150,125,213
Gross tax appreciation of investments	$ 3,560,834
Gross tax depreciation of investments	(126,066)
Net tax appreciation (depreciation) of investments	$ 3,434,768

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Very Conservative – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2010 follows:

	April 30, 2010
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Diversified Bond Fund Investor Class	3,562,353	$16,732,383	$ 4,097,514	$ (16,713)	$1,338,102	4,752,779	$ 50,997,319
Inflation-Adjusted Bond Fund Investor Class	1,018,564	4,345,546	957,500	(5,790)	214,605	1,314,800	15,540,932
Equity Growth Fund Investor Class	329,231	1,604,650	1,758,993	(360,330)	55,772	342,841	6,764,247
Growth Fund Investor Class	187,385	1,037,725	978,386	(24,753)	11,575	192,939	4,534,066
Large Company Value Fund Investor Class	1,967,444	2,939,092	2,904,135	(668,873)	140,188	2,118,896	11,272,529
Real Estate Fund Investor Class	213,289	842,661	1,124,565	100,531	38,298	189,003	3,207,383
Small Company Fund Investor Class	224,824	286,156	428,184	(79,326)	4,033	217,742	1,541,611
Value Fund Investor Class	1,233,424	1,670,163	1,616,502	(284,286)	81,082	1,306,880	7,161,704
Vista Fund Investor Class(2)	145,440	507,050	554,182	(142,816)	–	154,469	2,270,696
Prime Money Market Fund Investor Class	25,423,737	11,918,970	2,426,890	–	6,720	34,915,817	34,915,817
International Bond Fund Investor Class	779,169	5,456,131	797,935	(27,536)	545,950	1,101,412	15,353,677
		$47,340,527	$17,644,786	$(1,509,892)	$2,436,325		$153,559,981

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Conservative

April 30, 2010

One Choice Portfolio: Conservative – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS ― 40.2%
Diversified Bond Fund Investor Class	9,468,975	$101,602,102
Inflation-Adjusted Bond Fund Investor Class	2,465,595	29,143,330
		130,745,432
DOMESTIC EQUITY FUNDS ― 38.3%
Equity Growth Fund Investor Class	1,391,070	27,445,808
Growth Fund Investor Class	726,947	17,083,250
Large Company Value Fund Investor Class	6,354,584	33,806,389
Real Estate Fund Investor Class	411,411	6,981,651
Small Company Fund Investor Class	726,962	5,146,888
Value Fund Investor Class	3,800,404	20,826,214
Vista Fund Investor Class(2)	891,690	13,107,837
		124,398,037
INTERNATIONAL FIXED INCOME FUNDS ― 7.9%
International Bond Fund Investor Class	1,856,758	25,883,202
MONEY MARKET FUNDS ― 7.7%
Prime Money Market Fund Investor Class	24,917,571	24,917,571
INTERNATIONAL EQUITY FUNDS ― 5.9%
International Growth Fund Investor Class	1,950,112	19,169,597
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $307,161,227)		325,113,839
OTHER ASSETS AND LIABILITIES(3)		(20,956)
TOTAL NET ASSETS — 100.0%		$325,092,883

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Conservative – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of April 30, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional details on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$329,391,431
Gross tax appreciation of investments	-
Gross tax depreciation of investments	$ (4,277,592)
Net tax appreciation (depreciation) of investments	$ (4,277,592)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Conservative – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2010 follows:

	April 30, 2010
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Diversified Bond Fund Investor Class	7,262,746	$25,200,710	$ 1,752,398	$ (11,266)	$2,633,151	9,468,975	$101,602,102
Inflation-Adjusted Bond Fund Investor Class	1,989,202	5,636,551	169,199	(17)	396,877	2,465,595	29,143,330
Equity Growth Fund Investor Class	1,349,108	2,373,673	2,403,070	(761,492)	219,360	1,391,070	27,445,808
Growth Fund Investor Class	711,829	1,225,951	1,012,031	(93,721)	41,334	726,947	17,083,250
Large Company Value Fund Investor Class	5,971,111	3,429,622	2,421,566	(872,709)	412,041	6,354,584	33,806,389
Real Estate Fund Investor Class	461,178	466,833	1,830,869	(636,246)	81,056	411,411	6,981,651
Small Company Fund Investor Class	731,733	350,299	668,135	(281,348)	12,902	726,962	5,146,888
Value Fund Investor Class	3,659,900	1,592,588	1,410,927	(515,269)	231,278	3,800,404	20,826,214
Vista Fund Investor Class(2)	840,146	1,214,284	819,002	(239,273)	–	891,690	13,107,837
International Bond Fund Investor Class	1,352,745	7,435,719	151,694	(1,288)	917,306	1,856,758	25,883,202
Prime Money Market Fund Investor Class	18,792,481	6,270,741	145,651	–	4,845	24,917,571	24,917,571
International Growth Fund Investor Class	1,803,403	2,811,622	1,812,741	(391,389)	282,706	1,950,112	19,169,597
		$58,008,593	$14,597,283	$(3,804,018)	$5,232,856		$325,113,839

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Moderate

April 30, 2010

One Choice Portfolio: Moderate – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 49.5%
Equity Growth Fund Investor Class	5,228,945	$103,167,087
Growth Fund Investor Class	2,436,775	57,264,211
Large Company Value Fund Investor Class	11,115,054	59,132,087
Real Estate Fund Investor Class	881,756	14,963,404
Small Company Fund Investor Class	2,036,502	14,418,434
Value Fund Investor Class	6,073,923	33,285,098
Vista Fund Investor Class(2)	3,226,089	47,423,510
		329,653,831
DOMESTIC FIXED INCOME FUNDS ― 29.1%
Diversified Bond Fund Investor Class	13,137,222	140,962,390
High-Yield Fund Investor Class	2,184,643	13,129,703
Inflation-Adjusted Bond Fund Investor Class	3,358,806	39,701,093
		193,793,186
INTERNATIONAL EQUITY FUNDS ― 13.7%
Emerging Markets Fund Investor Class(2)	3,393,582	26,300,261
International Growth Fund Investor Class	6,612,216	64,998,088
		91,298,349
MONEY MARKET FUNDS ― 4.9%
Prime Money Market Fund Investor Class	32,429,910	32,429,910
INTERNATIONAL FIXED INCOME FUNDS ― 2.8%
International Bond Fund Investor Class	1,357,177	18,919,049
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $645,859,303)		666,094,325
OTHER ASSETS AND LIABILITIES(3)		(34,284)
TOTAL NET ASSETS — 100.0%		$666,060,041

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Moderate – Schedule of Investments

APRIL 30, 2010 (UNAUDITED

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of April 30, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional details on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 693,992,953
Gross tax appreciation of investments	$ 4,299,175
Gross tax depreciation of investments	(32,197,803)
Net tax appreciation (depreciation) of investments	$(27,898,628)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Moderate – Schedule of Investments

APRIL 30, 2010 (UNAUDITED

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2010 follows:

	April 30, 2010
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Equity Growth Fund Investor Class	5,212,157	$ 4,163,533	$ 5,767,574	$(1,913,197)	$ 836,459	5,228,945	$103,167,087
Growth Fund Investor Class	2,441,838	2,282,944	2,636,389	(229,249)	139,687	2,436,775	57,264,211
Large Company Value Fund Investor Class	10,842,635	2,875,634	2,400,861	(887,869)	734,946	11,115,054	59,132,087
Real Estate Fund Investor Class	976,153	536,862	3,372,852	(1,490,026)	170,987	881,756	14,963,404
Small Company Fund Investor Class	2,066,948	537,113	1,282,314	(571,311)	36,686	2,036,502	14,418,434
Value Fund Investor Class	5,964,772	1,343,100	1,283,777	(490,616)	373,448	6,073,923	33,285,098
Vista Fund Investor Class(2)	3,113,198	2,739,573	1,968,236	(620,603)	–	3,226,089	47,423,510
Diversified Bond Fund Investor Class	10,433,340	31,454,238	2,715,087	(9,834)	3,719,120	13,137,222	140,962,390
High-Yield Fund Investor Class	1,999,943	1,095,583	63,329	(9,064)	775,474	2,184,643	13,129,703
Inflation-Adjusted Bond Fund Investor Class	2,811,911	6,440,077	162,589	127	551,866	3,358,806	39,701,093
Emerging Markets Fund Investor Class(2)	3,599,521	1,074,361	3,267,892	(741,831)	–	3,393,582	26,300,261
International Growth Fund Investor Class	6,367,747	5,990,436	4,803,938	(1,136,286)	976,101	6,612,216	64,998,088
Prime Money Market Fund Investor Class	25,707,084	6,858,350	135,524	–	6,563	32,429,910	32,429,910
International Bond Fund Investor Class	1,075,634	4,163,016	82,298	(851)	726,353	1,357,177	18,919,049
		$71,554,820	$29,942,660	$(8,100,610)	$9,047,690		$666,094,325

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Aggressive

April 30, 2010

One Choice Portfolio: Aggressive – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 58.9%
Equity Growth Fund Investor Class	3,135,963	$ 61,872,541
Growth Fund Investor Class	2,836,807	66,664,971
Large Company Value Fund Investor Class	6,624,743	35,243,634
Real Estate Fund Investor Class	559,981	9,502,874
Small Company Fund Investor Class	1,459,418	10,332,679
Value Fund Investor Class	3,425,132	18,769,726
Vista Fund Investor Class(2)	4,043,357	59,437,343
		261,823,768
DOMESTIC FIXED INCOME FUNDS ― 21.4%
Diversified Bond Fund Investor Class	5,472,071	58,715,317
High-Yield Fund Investor Class	3,009,227	18,085,451
Inflation-Adjusted Bond Fund Investor Class	1,532,521	18,114,404
		94,915,172
INTERNATIONAL EQUITY FUNDS ― 18.7%
Emerging Markets Fund Investor Class(2)	3,677,537	28,500,908
International Growth Fund Investor Class	5,568,201	54,735,414
		83,236,322
MONEY MARKET FUNDS ― 1.0%
Prime Money Market Fund Investor Class	4,382,496	4,382,496
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $435,018,289)		444,357,758
OTHER ASSETS AND LIABILITIES(3)		(19,806)
TOTAL NET ASSETS — 100.0%		$444,337,952

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Aggressive – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of April 30, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional details on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 467,045,798
Gross tax appreciation of investments	$ 3,863,080
Gross tax depreciation of investments	(26,551,120)
Net tax appreciation (depreciation) of investments	$(22,688,040)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Aggressive – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2010 follows:

	April 30, 2010
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Equity Growth Fund Investor Class	3,018,599	$ 3,776,273	$ 2,454,347	$ (833,044)	$ 494,096	3,135,963	$ 61,872,541
Growth Fund Investor Class	2,762,658	3,950,422	2,591,997	(218,047)	158,501	2,836,807	66,664,971
Large Company Value Fund Investor Class	6,180,538	2,718,315	764,324	(284,345)	428,126	6,624,743	35,243,634
Real Estate Fund Investor Class	625,780	359,316	2,532,894	(1,238,420)	109,271	559,981	9,502,874
Small Company Fund Investor Class	1,490,657	404,500	1,081,963	(462,895)	27,150	1,459,418	10,332,679
Value Fund Investor Class	3,251,074	1,113,531	369,564	(142,468)	207,347	3,425,132	18,769,726
Vista Fund Investor Class(2)	3,850,286	4,473,153	2,831,572	(709,589)	–	4,043,357	59,437,343
Diversified Bond Fund Investor Class	4,143,713	16,740,195	2,635,873	(4,840)	1,515,092	5,472,071	58,715,317
High-Yield Fund Investor Class	2,565,249	2,776,217	266,711	(30,891)	1,018,039	3,009,227	18,085,451
Inflation-Adjusted Bond Fund Investor Class	1,202,474	4,121,623	342,653	(3,531)	239,501	1,532,521	18,114,404
Emerging Markets Fund Investor Class(2)	3,750,038	1,642,800	2,793,876	(665,542)	–	3,677,537	28,500,908
International Growth Fund Investor Class	5,104,283	6,829,007	3,122,780	(772,317)	797,116	5,568,201	54,735,414
Prime Money Market Fund Investor Class	3,297,875	1,113,329	28,708	–	854	4,382,496	4,382,496
		$50,018,681	$21,817,262	$(5,365,929)	$4,995,093		$444,357,758

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Aggressive

April 30, 2010

One Choice Portfolio: Very Aggressive – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 72.3%
Equity Growth Fund Investor Class	1,538,387	$ 30,352,371
Growth Fund Investor Class	1,373,920	32,287,113
Large Company Value Fund Investor Class	3,304,077	17,577,691
Real Estate Fund Investor Class	215,053	3,649,454
Small Company Fund Investor Class	638,160	4,518,172
Value Fund Investor Class	1,771,543	9,708,055
Vista Fund Investor Class(2)	1,972,184	28,991,107
		127,083,963
INTERNATIONAL EQUITY FUNDS ― 22.6%
Emerging Markets Fund Investor Class(2)	1,679,190	13,013,722
International Growth Fund Investor Class	2,726,399	26,800,498
		39,814,220
DOMESTIC FIXED INCOME FUNDS ― 4.1%
Diversified Bond Fund Investor Class	669,861	7,187,606
MONEY MARKET FUNDS ― 1.0%
Prime Money Market Fund Investor Class	1,749,833	1,749,833
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $173,927,073)		175,835,622
OTHER ASSETS AND LIABILITIES(3)		(1,447)
TOTAL NET ASSETS — 100.0%		$175,834,175

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Very Aggressive – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of April 30, 2010, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1. The Schedule of Investments provides additional details on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 189,924,845
Gross tax appreciation of investments	$ 605,807
Gross tax depreciation of investments	(14,695,030)
Net tax appreciation (depreciation) of investments	$(14,089,223)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Very Aggressive – Schedule of Investments

APRIL 30, 2010 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2010 follows:

	April 30, 2010
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Equity Growth Fund Investor Class	1,535,160	$ 1,348,887	$ 1,895,779	$ (621,636)	$ 246,497	1,538,387	$ 30,352,371
Growth Fund Investor Class	1,386,953	1,498,655	1,904,765	(150,406)	78,476	1,373,920	32,287,113
Large Company Value Fund Investor Class	3,189,968	992,029	663,235	(251,253)	217,058	3,304,077	17,577,691
Real Estate Fund Investor Class	258,650	120,637	1,237,917	(482,189)	43,819	215,053	3,649,454
Small Company Fund Investor Class	683,588	116,181	699,748	(288,642)	12,356	638,160	4,518,172
Value Fund Investor Class	1,736,774	478,091	474,125	(178,920)	108,903	1,771,543	9,708,055
Vista Fund Investor Class(2)	1,943,972	2,023,285	2,296,421	(586,288)	–	1,972,184	28,991,107
Emerging Markets Fund Investor Class(2)	1,785,207	503,485	1,611,448	(355,691)	–	1,679,190	13,013,722
International Growth Fund Investor Class	2,611,903	2,385,345	1,722,780	(457,149)	398,321	2,726,399	26,800,498
Diversified Bond Fund Investor Class	527,307	2,032,869	517,722	1,362	187,163	669,861	7,187,606
Prime Money Market Fund Investor Class	1,360,744	426,281	37,192	–	347	1,749,833	1,749,833
		$11,925,745	$13,061,132	$(3,370,812)	$1,292,940		$175,835,622

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 25, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 25, 2010